INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Inventory [LineItems]
Raw materials	$ 2,221	$ 1,715
Finished goods	2,911	2,047
Inventories, net	$ 5,132	$ 3,762